Transactions with Related Parties (Bergen Ultra LP) (Narrative) (Details) - USD ($) $ in Thousands				6 Months Ended
	Apr. 28, 2023	Feb. 14, 2023	Jan. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Purchase price of vessel acquired			$ 23,955
Equity method investments				$ 5,269			$ 506
Income / (loss) from Equity Method Investments				244	$ 767
Due From Related Parties Current				181			$ 216
Gain on deconsolidation of subsidiary (Note 2(e))				844	0
Proceeds from convertible loan with limited partnership (Note 2(e))				25,189	$ 0
Bergen Joint Venture [Member]
Related Party Transaction [Line Items]
Proceeds from convertible loan with limited partnership (Note 2(e))	$ 25,189
Ecobulk AS [Member] | Bergen Joint Venture [Member]
Related Party Transaction [Line Items]
Payments to acquire limited partnership interests	11,025
Bergen Joint Venture [Member]
Related Party Transaction [Line Items]
Equity method investments	3,675			4,561
Income / (loss) from Equity Method Investments				42
Gain on deconsolidation of subsidiary (Note 2(e))	$ 844
Ownership interest percent	25.00%
Equity method investments	$ 4,519
Bergen Joint Venture [Member] | Ecobulk AS [Member]
Related Party Transaction [Line Items]
Ownership interest percent	75.00%
Convertible Loan Agreement [Member] | Bergen Joint Venture [Member]
Related Party Transaction [Line Items]
Loan amount	$ 27,900
Ultramax [Member] | Bergen Joint Venture [Member]
Related Party Transaction [Line Items]
Purchase price of vessel acquired		$ 27,900
Bergen [Member]
Related Party Transaction [Line Items]
Due From Related Parties Current				25
Bergen [Member] | Commission On Loan Guarantee [Member]
Related Party Transaction [Line Items]
Related party transaction, rate	0.80%
Interest and other income				22
Bergen [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 15
Revenue from related parties				$ 3
Bergen [Member] | Loan Agreement With Nordea [Member]
Related Party Transaction [Line Items]
Loan amount						$ 15,400